COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2015 USD ($)
2016	$ 6,076
2017	6,637
2018	6,302
2019	5,308
2020 and thereafter	21,679
Total minimum lease payments	$ 46,002	[1]

[1]	Minimum payments have been reduced by minimum sublease rental of $835 due in the future under non-cancelable subleases.